SCHEDULE OF DEFERRED TAX ASSET (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Deferred Tax Asset	$ 2,389,511	$ 2,640,529	$ 1,609,800
Valuation Allowance	(2,389,511)	(2,640,529)	(1,609,800)
Deferred Tax Asset (Net)